NOTE 8 - RECENT ACCOUNTING STANDARDS UPDATES	2 Months Ended
Mar. 31, 2013
Accounting Changes and Error Corrections [Abstract]
NOTE 8. RECENT ACCOUNTING STANDARDS UPDATES

NOTE 8 – RECENT ACCOUNTING STANDARDS UPDATES

In October 2012, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2012-04, “Technical Corrections and Improvements” in Accounting Standards Update No. 2012-04. The amendments in this update cover a wide range of Topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update will be effective for fiscal periods beginning after December 15, 2012. The adoption of ASU 2012-04 is not expected to have a material impact on our financial position or results of operations.